Other Receivables, Net - Schedule of Allowance for Expected Credit Losses Against Other Receivables (Details) - Other Receivables [Member]	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Allowance for Expected Credit Losses Against Other Receivables [Line Items]
Balance at the beginning of the year	¥ 2,677,828	$ 382,924	¥ 1,978,995	¥ 1,446,767
Accrual	377,263	53,948	1,036,603	624,980
Reversal	(651,758)	(93,200)	(154,585)	(39,847)
Write off	(132,726)	(18,980)	(183,185)	(52,905)
Balance at the end of the year	¥ 2,270,607	$ 324,692	¥ 2,677,828	¥ 1,978,995